Goodwill and Intangible Assets - Intangible Assets Amortization Expense (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset amortization expense	$ 48,105	$ 47,289	$ 50,168